Time deposits and short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Time deposits and shortterm investments
Short-term time deposits	¥ 10,256,127		¥ 5,085
Short-term financial instruments	1,677,128		18,026,310
Total	¥ 11,933,255	$ 1,680,764	¥ 18,031,395